CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - USD ($)	Convertible Redeemable Preferred Stock Preferred Stock Private Placement	Convertible Redeemable Preferred Stock Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the end (in shares) at Dec. 31, 2022						0
Balance at the beginning at Dec. 31, 2021		$ 0	$ 207	$ 106,233,577	$ (70,688,820)	$ 35,544,964
Balance at the beginning (in shares) at Dec. 31, 2021		0	2,068,472
Increase (Decrease) in Stockholders' Equity
Net loss					(20,037,573)	(20,037,573)
Balance at the end at Dec. 31, 2022		$ 0	$ 208	107,428,652	(90,726,393)	$ 16,702,467
Balance at the end (in shares) at Dec. 31, 2022		0	2,079,387			16,702,467
Increase (Decrease) in Temporary Equity
Issuance of Series A Preferred Stock in private placement, net of discount and transaction costs $15,000,003 (in shares)	15,000
Series A Preferred Stock accretion		$ 1,153,846
Series A Preferred Stock dividends		249,701
Preferred Stock redemption including cash premium		$ (1,279,016)
Preferred Stock redemption including cash premium (in shares)		(1,154)
Balance at the end at Sep. 30, 2023		$ 124,531
Balance at the end (in shares) at Sep. 30, 2023		13,846
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense				204,492		$ 204,492
Shares issued for vested RSU's			$ 3	(3)
Shares issued for vested RSU's (in shares)			40,233
Series A Preferred Stock accretion				(1,153,846)		(1,153,846)
Series A Preferred Stock dividends				(249,701)		(249,701)
Preferred Stock redemption including cash premium				(89,531)		(89,531)
Net loss					(8,481,338)	(8,481,338)
Balance at the end at Sep. 30, 2023			$ 211	106,140,063	(99,207,731)	$ 6,932,543
Balance at the end (in shares) at Sep. 30, 2023			2,119,620
Balance at the beginning (in shares) at Dec. 31, 2022						0
Balance at the end at Dec. 31, 2023		$ 408,982				$ 408,982
Balance at the end (in shares) at Dec. 31, 2023		10,022				10,022
Balance at the beginning at Dec. 31, 2022		$ 0	$ 208	107,428,652	(90,726,393)	$ 16,702,467
Balance at the beginning (in shares) at Dec. 31, 2022		0	2,079,387			16,702,467
Increase (Decrease) in Stockholders' Equity
Shares issued for vested RSU's			$ 3	(3)
Shares issued for vested RSU's (in shares)			40,233
Common Stock issued for services (in shares)						348,711
Series A Preferred Stock accretion		$ 4,829,755		(4,829,755)		$ (4,829,755)
Preferred Stock redemption including cash premium (in shares)		2,930	(822,112)
Net loss					(8,163,188)	(8,163,188)
Balance at the end at Dec. 31, 2023		$ 408,982	$ 298	110,960,324	(98,889,581)	12,071,041
Balance at the end (in shares) at Dec. 31, 2023		10,022	2,991,377
Increase (Decrease) in Temporary Equity
Issuance of Series A Preferred Stock in private placement, net of discount and transaction costs $15,000,003 (in shares)	15,000
Series A Preferred Stock accretion		$ 1,153,846
Series A Preferred Stock dividends		249,701
Preferred Stock redemption including cash premium		$ (1,279,016)
Preferred Stock redemption including cash premium (in shares)		(1,154)
Balance at the end at Sep. 30, 2023		$ 124,531
Balance at the end (in shares) at Sep. 30, 2023		13,846
Balance at the beginning at Jun. 30, 2023			$ 211	107,602,301	(94,658,223)	12,944,289
Balance at the beginning (in shares) at Jun. 30, 2023			2,119,620
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense				30,840		30,840
Series A Preferred Stock accretion				(1,153,846)		(1,153,846)
Series A Preferred Stock dividends				(249,701)		(249,701)
Preferred Stock redemption including cash premium				(89,531)		(89,531)
Net loss					(4,549,508)	(4,549,508)
Balance at the end at Sep. 30, 2023			$ 211	106,140,063	(99,207,731)	6,932,543
Balance at the end (in shares) at Sep. 30, 2023			2,119,620
Balance at the beginning at Dec. 31, 2023		$ 408,982				$ 408,982
Balance at the beginning (in shares) at Dec. 31, 2023		10,022				10,022
Increase (Decrease) in Temporary Equity
Series A Preferred Stock accretion		$ 9,099,230
Series A Preferred Stock dividends		991,783
Preferred Stock redemption including cash premium		$ (10,498,597)
Preferred Stock redemption including cash premium (in shares)		(8,983)
Balance at the end at Sep. 30, 2024		$ 1,398				$ 1,398
Balance at the end (in shares) at Sep. 30, 2024		1,039				1,039
Balance at the beginning at Dec. 31, 2023		$ 408,982	$ 298	110,960,324	(98,889,581)	$ 12,071,041
Balance at the beginning (in shares) at Dec. 31, 2023		10,022	2,991,377
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense				197,215		197,215
Common Stock issued for services			$ 47	269,953		270,000
Common Stock issued for services (in shares)			459,972
Series A Preferred Stock accretion				(9,099,230)		(9,099,230)
Series A Preferred Stock dividends				(991,783)		(991,783)
Preferred Stock redemption including cash premium			$ 657	6,585,376		6,586,033
Preferred Stock redemption including cash premium (in shares)			6,563,523
Deemed dividends on Preferred Stock				(872,215)		(872,215)
Net loss					(5,045,350)	(5,045,350)
Balance at the end at Sep. 30, 2024			$ 1,002	107,049,640	(103,934,931)	3,115,711
Balance at the end (in shares) at Sep. 30, 2024			10,014,872
Balance at the beginning at Jun. 30, 2024		$ 1,115,762
Balance at the beginning (in shares) at Jun. 30, 2024		4,039
Increase (Decrease) in Temporary Equity
Series A Preferred Stock accretion		$ 1,974,359
Series A Preferred Stock dividends		236,821
Preferred Stock redemption including cash premium		$ (3,325,544)
Preferred Stock redemption including cash premium (in shares)		(3,000)
Balance at the end at Sep. 30, 2024		$ 1,398				$ 1,398
Balance at the end (in shares) at Sep. 30, 2024		1,039				1,039
Balance at the beginning at Jun. 30, 2024			$ 930	109,783,623	(101,714,270)	$ 8,070,283
Balance at the beginning (in shares) at Jun. 30, 2024			9,297,538
Increase (Decrease) in Stockholders' Equity
Common Stock issued for services			$ 14	59,986		60,000
Common Stock issued for services (in shares)			136,986
Series A Preferred Stock accretion				(1,974,359)		(1,974,359)
Series A Preferred Stock dividends				(236,821)		(236,821)
Preferred Stock redemption including cash premium			$ 58	232,085		232,143
Preferred Stock redemption including cash premium (in shares)			580,348
Deemed dividends on Preferred Stock				(814,874)		(814,874)
Net loss					(2,220,661)	(2,220,661)
Balance at the end at Sep. 30, 2024			$ 1,002	$ 107,049,640	$ (103,934,931)	$ 3,115,711
Balance at the end (in shares) at Sep. 30, 2024			10,014,872